Financial Instruments - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [Line Items]
Debt, net	$ 2,640.0
Closing foreign exchange rate	1.1993				1.1993
Forward exchange contracts outstanding	0				0
Concentration risk revenue percentage	100.00%	100.00%	100.00%	100.00%
Customer A [Member]
Disclosure of detailed information about financial instruments [Line Items]
Concentration risk revenue percentage	10.40%	10.40%	6.70%	5.00%
Customer B [Member]
Disclosure of detailed information about financial instruments [Line Items]
Concentration risk revenue percentage	8.60%	8.60%	6.40%	4.90%
Secured Debt [Member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings interest rate	101.60%				101.60%
Fix rate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross debt percentage	72.00%	72.00%
Net liability exposure	$ (1,936.0)
Fix rate [Member] | Financial debt excluding accrued interests [member]
Disclosure of detailed information about financial instruments [Line Items]
Average interest rate	5.42%	5.42%	5.43%	6.48%
Variable Rate [member]
Disclosure of detailed information about financial instruments [Line Items]
Net liability exposure	$ (653.0)
Variable Rate [member] | Financial debt excluding accrued interests [member]
Disclosure of detailed information about financial instruments [Line Items]
Average interest rate	6.76%	6.76%	5.13%	5.05%
Variable Rate [member] | Investments and Other Financial Assets [Member]
Disclosure of detailed information about financial instruments [Line Items]
Average interest rate	1.40%	1.40%
High Yield Bonds Due 2020 [member]
Disclosure of detailed information about financial instruments [Line Items]
Maturity date	2020	2020
Discount of nominal value on borrowings	53.40%	53.40%
High Yield Bonds Due 2021 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maturity date	2021	2021
Discount of nominal value on borrowings	52.90%	52.90%
High Yield Bonds Due 2022 [member]
Disclosure of detailed information about financial instruments [Line Items]
Maturity date	2022	2022
Discount of nominal value on borrowings	52.50%	52.50%
Convertible Bonds Due 2019 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maturity date	2019	2019
Discount of nominal value on borrowings	31.30%	31.30%
Convertible Bonds Due 2020 [member]
Disclosure of detailed information about financial instruments [Line Items]
Maturity date	2020	2020
Discount of nominal value on borrowings	82.70%	82.70%
Currency Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Unfavorable variation in exchange rates	(0.1)	(0.1)
Increase (decrease) in interest expense	$ 35.0
Unfavorable variation in exchange rates	0.10				0.10
Impact on net debt by closing exchange rate	$ 92.0
Interest Rate Risk [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [Line Items]
Increase (decrease) in interest expense	6.5
Interest Rate Risk [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [Line Items]
Increase (decrease) in interest expense	$ (6.5)
Euro [Member]
Disclosure of detailed information about financial instruments [Line Items]
Estimated annual fixed expense | €		€ 350
Debt, net | €					€ 917